Intangible asset (Details 1) - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
MTX228 tolimidone acquired IPRD* [member]
IfrsStatementLineItems [Line Items]
Carrying amount	£ 2,938	£ 2,938
MTX230 eRapa acquired IPRD* [member]
IfrsStatementLineItems [Line Items]
Carrying amount	2,707	2,707
MTX240 acquired IPRD [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	£ 366